Share capital, share premium and transaction costs on new equity instruments - Additional Information (Details) - EUR (€)			9 Months Ended
	Aug. 10, 2023	Jun. 09, 2023	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Apr. 15, 2022	Mar. 22, 2022	Mar. 16, 2022
Share Capital, Share Premium and Transaction Costs On New Equity Instruments [Line Items]
Issued capital			€ 32,142,000		€ 32,061,000
Par value per share (in EUR per share)			€ 0.12	€ 0.12	€ 0.12	€ 0.12	€ 0.12	€ 0.12
Number of shares issued (in shares)			267,854,160	267,177,592	267,177,592
Transaction costs related to issuance of ordinary shares in exchange of Public Warrants			€ (972,000)
Long-term Incentive Plan
Share Capital, Share Premium and Transaction Costs On New Equity Instruments [Line Items]
Number of shares issued (in shares)	666,968	9,600
Proceeds from issuing shares	€ 0	€ 0
Ordinary Shares
Share Capital, Share Premium and Transaction Costs On New Equity Instruments [Line Items]
Issued capital			€ 32,142,000		€ 32,061,000
Number of shares outstanding (in shares)			267,854,160		267,177,592
Par value per share (in EUR per share)			€ 0.12		€ 0.12
Authorized share capital			€ 108,000,000		€ 108,000,000
Number of shares authorised			900,000,000		900,000,000
Transaction costs related to issuance of ordinary shares in exchange of Public Warrants			€ (972,000)	€ 0
Ordinary Shares | Long-term Incentive Plan
Share Capital, Share Premium and Transaction Costs On New Equity Instruments [Line Items]
Par value per share (in EUR per share)	€ 0.12	€ 0.12